Dechert LLP 1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax Cynthia Beyea Partner cynthia.beyea@dechert.com +1 202 261 3447 Direct +1 202 261 3333 Fax

November 2, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	USCF ETF Trust File Nos. 333-196273; 811-22930

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of USCF ETF Trust (the “Trust”) that the form of prospectuses and statement of additional information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act would not differ from those contained in Post-Effective Amendment No. 258 to the Trust’s above-referenced registration statement on Form N-1A, which was filed electronically on October 28, 2026 and became effective on October 30, 2026.

Please do not hesitate to contact the undersigned if you have any questions regarding this filing.

Sincerely,

/s/ Cynthia Beyea

Cynthia Beyea